RELATED PARTY TRANSACTIONS - Additional Information (Details)	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2018	Jul. 31, 2018 USD ($) vessel	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 vessel	Dec. 31, 2018 USD ($) vessel vessels	Dec. 31, 2017 USD ($) vessels	Dec. 31, 2016 USD ($) vessels	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jan. 01, 2014 vessel
Related Party Transaction [Line Items]
Number of newbuild vessels | vessel						46
Proceeds From Sale Of Vessels and Equipment						$ 0	$ 0	$ 173,187,000
Profit share expense						1,500,000	5,600,000	50,900,000
Contingent rental income						(19,738,000)	$ (26,148,000)	$ (18,621,000)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments						99,784,000
Notes Payable, Related Parties						21,900,000
Senior unsecured facility $275.0 million [Member]
Related Party Transaction [Line Items]
Principal amount										$ 275,000,000.0
Debt Instrument, Increase (Decrease), Net						155,000,000
Debt Instrument, Unused Borrowing Capacity, Amount						$ 89,000,000.0
Loan facility extended period	12 months
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Number of newbuild vessels | vessel						18
Number of vessels whose lease was terminated | vessels						6	2	1
Suezmax Vessels [Member]
Related Party Transaction [Line Items]
Number of vessels whose lease was terminated | vessels							2
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Related party transactions, Charterhire Paid Including Principal and Interest						$ 47,324,000	$ 75,055,000	$ 93,545,000
Related Party Transaction, Amounts of Transaction		$ 1,100,000
Number of Ship Finance vessels | vessel		2
Number of vessels whose lease was terminated | vessel					3
Lease termination payment						(22,391,000)	(19,006,000)	(293,000)
Interest Expense, Related Party						900,000
Profit share expense						1,535,000	5,600,000
Contingent rental income				$ 26,148,000		19,738,000	26,148,000	18,621,000
Number of vessels from Frontline 2012 involved in pooling arrangement | vessel											2
Number of Ship Finance vessels involved in pooling arrangement | vessel											2
Pool earnings allocated on a net basis						200,000	2,100,000		$ 900,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments				299,016,000		99,784,000	299,016,000	422,600,000
Notes Payable, Related Parties				$ 0		21,894,000	0
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Management fee expenses						800,000	600,000	700,000
Proceeds From Sale Of Vessels and Equipment			$ 2,400,000
Feen Marine Scrubbers Inc. [Member]
Related Party Transaction [Line Items]
Due from Related Parties		$ 6,000,000
Number of newbuild vessels | vessel		20
Related Party Transaction, Purchases from Related Party		$ 26,000,000
Repayment of related party loan notes						8,200,000
Ship Finance Leased Vessels [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Interest Expense, Related Party						$ 16,400,000	$ 25,980,000	$ 35,417,000